LOANS TO JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
LOANS TO JOINT VENTURES [Abstract]
Disclosure of detailed information about loans to joint ventures
	2022	2021
	US$’000	US$’000

Loans to joint ventures	-	10

Disclosure Of Detailed Information About Loans Recognized Credit Impaired Lifetime [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2022	2021
	US$’000	US$’000

Loss allowance previously written off recognised in profit or loss on changes in credit risk	(29)	-
Amount recovered	29	-
Balance as at 31 December	-	-